DESCRIPTION OF PLAN (Details) - EBP 002			12 Months Ended
	Mar. 01, 2025 year	Feb. 28, 2005 year	Dec. 31, 2025 USD ($) service_hour year hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age | year			18
Maximum salary deferral election			75.00%
Retirement age | year	65	65
Retirement service period	5 years
Automatic deferral rate			6.00%
Automatic participation decline period			30 days
Forfeited nonvested account			$ 5	$ 4,421
Employer contributions reduction			439,000	840,000
Employer contribution receivable offset			0	$ 13,500
Minimum loan			1,000
Maximum loan			$ 50,000
Maximum loan to total account, percentage			50.00%
Loan term			5 years
Common stocks
EBP, Description of Plan [Line Items]
Maximum percent of plan balance in company stock fund			100.00%
Self-Directed Brokerage
EBP, Description of Plan [Line Items]
Maximum percent of plan balance in company stock fund			50.00%
RSC
EBP, Description of Plan [Line Items]
Contribution percentage			2.00%
Minimum service hours | hour			1,000
Vesting percentage			100.00%
Vesting period			3 years
Participant service period (at least)			10 years
Matching contributions
EBP, Description of Plan [Line Items]
Minimum service hours | service_hour			1,000
Vesting percentage			20.00%
Vesting period			5 years
Matching contributions first level
EBP, Description of Plan [Line Items]
Matching percentage			100.00%
Participant compensation matched, percentage			3.00%
Matching contributions second level
EBP, Description of Plan [Line Items]
Matching percentage			50.00%
Participant compensation matched, percentage			3.00%